Financial Instruments by Category - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	$ 581,395	$ 190,730
Trade Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	74,978	29,991
Financial Assets Included in Prepayments, Other Receivables and Other Assets
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	344	1,560
Time Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	50,000	75,559
Pledged Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	384	256
Cash and Cash Equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortised cost	$ 455,689	$ 83,364